LONG-TERM PREPAID EXPENSES, NET (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
LONG-TERM PREPAID EXPENSES, NET
Marketing expenses	$ 500,000	$ 500,000
Service costs	4,602,333	1,850,000
Subtotal	5,102,333	2,350,000
Less: accumulated amortization	(1,593,330)	(326,274)
Long-term prepaid expenses, net	$ 3,509,003	$ 2,023,726